Shareholders’ equity (deficiency) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Option Activity
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2021	25,487,897	$2.837	7.03
Granted	1,305,133	6.266
Exercised	4,512,564	2.813
Forfeited	1,822,806	3.629
Outstanding at December 31, 2022	20,457,660	$2.990	6.39
Exercisable at December 31, 2022	15,913,802	$2.731	6.00

Schedule of Nonvested Restricted Stock Units Activity
A summary of the Company’s RSUs activity is as follows:

December 31, 2022
Number of RSUs
Unvested at beginning of year	2,043,524
Granted	5,912,361
Vested	530,744
Forfeited	1,033,789
Unvested, at end of year	6,391,352

Summary of Stock-Based Compensation	Share based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year Ended December 31,
	2022	2021	2020
Cost of revenues	$1,283	$290	$304
Research and development	2,974	1,076	1,145
Sales and marketing	5,041	2,332	2,298
General and administrative	4,410	2,782	3,524
	$13,708	$6,480	$7,271